SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SUMMARY OF REPORTABLE SEGMENTS

The segment information for the reportable segments is as follows:

2023	AffinityDNA	EasyDNA	geneType/ Corporate	Total
	A$	A$	A$	A$

Segment revenue & other income
Revenue from contracts with customers	944,058	7,698,605	43,455	8,686,118
Other income	-	17	1,836,805	1,836,822
Finance income	-	-	220,161	220,161
Total segment revenue & other income	944,058	7,698,622	2,100,421	10,743,101

Segment expenses
Depreciation and amortization	(22,310)	(30,074)	(624,199)	(676,583)
Finance costs	(2,693)	(2,132)	(24,690)	(29,515)
Raw materials and change in inventories	(404,660)	(3,896,000)	(34,605)	(4,335,265)
Commissions	(42,727)	(193,292)	-	(236,019)
Employee benefits expenses	(209,219)	(1,593,699)	(4,405,148)	(6,208,066)
Advertising and promotional expenses	(35,926)	(1,681,875)	(994,552)	(2,712,353)
Professional fees	(62,522)	(18,414)	(1,279,704)	(1,360,640)
Research and development expenses	-	-	(1,281,157)	(1,281,157)
Impairment expenses	-	(2,125,725)	-	(2,125,725)
Other expenses	(253,619)	(1,028,670)	(2,404,741)	(3,687,030)
Total segment expenses	(1,033,676)	(10,569,881)	(12,513,521)	(22,652,353)

Income tax credit	-	-	158,329	158,329
Loss for the period	(89,618)	(2,871,259)	(10,254,771)	(11,750,923)
Total Segment Assets	625,421	3,320,967	10,909,849	14,856,237
Total Segment Liabilities	(208,468)	(1,308,206)	(2,176,987)	(3,693,661)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

2022	AffinityDNA	EasyDNA	geneType/ Corporate	Total
	A$	A$	A$	A$

Segment revenue & other income
Revenue from contracts with customers	-	5,989,782	805,034	6,794,816
Other income	-	-	2,783,391	2,783,391
Finance income	-	-	36,256	36,256
Total segment revenue & other income	-	5,989,782	3,624,681	9,614,463

Segment expenses
Depreciation and amortization	-	-	(578,668)	(578,668)
Finance costs	-	-	(15,215)	(15,215)
Raw materials and change in inventories	-	(2,951,815)	(61,719)	(3,013,534)
Commissions	-	(156,625)	-	(156,625)
Employee benefits expenses	-	(1,235,657)	(4,632,998)	(5,868,655)
Advertising and promotional expenses	-	(1,079,291)	(806,111)	(1,885,402)
Professional fees	-	(21,685)	(1,813,759)	(1,835,444)
Research and development expenses	-	-	(705,507)	(705,507)
Impairment expenses	-	-	(564,161)	(564,161)
Other expenses	-	(721,226)	(1,433,149)	(2,154,375)
Total segment expenses	-	(6,166,299)	(10,611,287)	(16,777,586)

Income tax credit	-	-	32,125	32,125
Loss for the period	-	(176,517)	(6,954,481)	(7,130,998)
Total Segment Assets	-	2,668,618	18,133,080	20,801,698
Total Segment Liabilities	-	(1,969,878)	(2,400,749)	(4,370,627)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

2021	AffinityDNA	EasyDNA	geneType/ Corporate	Total
	A$	A$	A$	A$

Segment revenue & other income
Revenue from contracts with customers	-	-	120,554	120,554
Other income	-	-	1,559,961	1,559,961
Finance income	-	-	62,394	62,394
Total segment revenue & other income	-	-	1,742,909	1,742,909

Segment expenses
Depreciation and amortization	-	-	(386,277)	(386,277)
Finance costs	-	-	(16,338)	(16,338)
Raw materials and change in inventories	-	-	(170,457)	(170,457)
Commissions	-	-	-	-
Employee benefits expenses	-	-	(3,868,331)	(3,868,331)
Advertising and promotional expenses	-	-	(436,274)	(436,274)
Professional fees	-	-	(1,461,401)	(1,461,401)
Research and development expenses	-	-	(1,165,531)	(1,165,531)
Impairment expenses	-	-	(32,048)	(32,048)
Other expenses	-	-	(1,283,871)	(1,283,871)
Total segment expenses	-	-	(8,820,528)	(8,820,528)

Income tax credit	-	-	-	-
Loss for the period	-	-	(7,077,619)	(7,077,619)
Total Segment Assets	-	-	22,971,688	22,971,688
Total Segment Liabilities	-	-	(1,438,653)	(1,438,653)

SUMMARY OF GEOGRAPHIC INFORMATION FOR THE REPORTABLE SEGMENTS REVENUE

In presenting the geographic information, segment revenue has been based on geographic location of customers. The geographic information for the reportable segments is as follows:

2023	AffinityDNA	EasyDNA	geneType/ Corporate	Total
	A$	A$	A$	A$

America and Canada	15,056	2,190,352	36,761	2,242,169
Europe Middle East and Africa	766,040	3,728,586	-	4,494,626
Latin America	144,727	177,306	-	322,033
Asia Pacific	18,235	1,602,361	6,694	1,627,290
Total revenue	944,058	7,698,605	43,455	8,686,118

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

(c) Geographic information (cont.)

2022	AffinityDNA	EasyDNA	geneType/ Corporate	Total
	A$	A$	A$	A$

America and Canada	-	2,267,474	7,077	2,274,551
Europe Middle East and Africa	-	2,501,302	-	2,501,302
Latin America	-	128,840	-	128,840
Asia Pacific	-	1,092,166	797,957	1,890,123
Total revenue	-	5,989,782	805,034	6,794,816

2021	AffinityDNA	EasyDNA	geneType/ Corporate	Total
	A$	A$	A$	A$

America and Canada	-	-	120,554	120,554
Europe Middle East and Africa	-	-	-	-
Latin America	-	-	-	-
Asia Pacific	-	-	-	-
Total revenue	-	-	120,554	120,554